UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22759

The Private Shares Fund

(Exact name of registrant as specified in charter)

88 Pine Street, Suite 3101

New York, NY 10005

(Address of principal executive offices) (Zip code)

Cogency Global, Inc.

c/o The Private Shares Fund

850 New Burton Rd. Ste. 201

City of Dover, County of Kent, Delaware 19904

(Name and address of agent for service)

Copies to:

Dechert LLP

One Bush Street, Suite 1600

San Francisco, CA 94104-4446

Registrant's telephone number, including area code: (800) 279-7754

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Item 1. Reports to Stockholders.

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.

THE PRIVATE SHARES FUND

Table of Contents
Fund Performance	2
Portfolio Diversification	4
Portfolio Composition	5
Schedule of Investments	7
Statement of Assets and Liabilities	14
Statement of Operations	15
Statements of Changes in Net Assets	16
Statement of Cash Flows	17
Financial Highlights	18
Notes to the Financial Statements	21
Additional Information	31

THE PRIVATE SHARES FUND

Fund Performance

June 30, 2022 (Unaudited)

As of June 30, 2022, the Fund’s performance is as follows:

Total Return Information (Unaudited)
The Private Shares Fund – Class A (Inception Date: 03/25/2014)	Five Years	Three Years	One Year	Annualized Since Inception	Cumulative Since Inception
Returns based on Purchase Without Any Sales Charge (NAV)	13.07%	17.30%	8.07%	11.01%	137.17%
Returns based on Purchase With Maximum Sales Charge of 5.75% (POP)	11.74%	15.01%	1.84%	10.22%	123.53%
Fund Benchmark
Russell 2000® Index	5.17%	4.21%	-25.20%	6.00%	61.86%

The Private Shares Fund – Class I (Inception Date: 11/17/2017)	Three Years	One Year	Annualized Since Inception	Cumulative Since Inception
Returns based on Purchase Without Any Sales Charge (NAV)	17.60%	8.35%	13.84%	81.92%
Fund Benchmark
Russell 2000® Index	4.21%	-25.20%	4.29%	21.42%

The Private Shares Fund – Class L (Inception Date: 05/11/2018)	Three Years	One Year	Annualized Since Inception	Cumulative Since Inception
Returns based on Purchase Without Any Sales Charge (NAV)	17.01%	7.82%	12.94%	65.41%
Returns based on Purchase With Maximum Sales Charge of 4.25% (POP)	15.33%	3.25%	11.76%	58.37%
Fund Benchmark
Russell 2000® Index	4.21%	-25.20%	2.81%	12.14%

Performance data quoted represents past performance and is no guarantee of future results. Public offering price (“POP”) performance assumes a maximum sales load of 5.75% (Class A) and 4.25% (Class L) on all sales. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Current performance may be lower or higher than the performance data quoted. For performance as of the most recent month-end, please call 1-855-551-5510. Some of the Fund’s fees were waived or expenses reimbursed; otherwise, returns would have been lower. The Fund’s total annual expenses per the currently stated prospectus are 2.37% (Class A), 2.32% (Class I), and 2.60% (Class L). The Fund’s total net expenses are 2.53% (Class A), 2.28% (Class I), and 2.78% (Class L). Liberty Street Advisors, Inc. (the “Investment Adviser”) has contractually agreed to waive fees and/or reimburse expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) such that the total expenses do not exceed 2.50% (Class A), 2.25% (Class I), and 2.75% (Class L) through May 2, 2023. Net expenses are applicable to investors.

THE PRIVATE SHARES FUND

Fund Performance (Continued)

June 30, 2022 (Unaudited)

IMPORTANT DISCLOSURE

Investment in the Fund involves substantial risk. The Fund is not suitable for investors who cannot bear the risk of loss of all or part of their investment. The Fund is appropriate only for investors who can tolerate a high degree of risk and do not require a liquid investment. All investing involves risk including the possible loss of principal. Shares in the Fund are highly illiquid, and can be sold by shareholders only in the quarterly repurchase program of the Fund which allows for up to 5% of the Fund’s outstanding shares at NAV to be redeemed each quarter. As a result, you may not be able to sell your shares when, or in the amount that, you desire. The Fund intends to primarily invest in securities of private, late-stage, venture-backed growth companies. There are significant potential risks relating to investing in such securities. Because most of the securities in which the Fund invests are not publicly traded, the Fund’s investments will be valued by Liberty Street Advisors, Inc. (the “Investment Adviser”) pursuant to fair valuation procedures and methodologies adopted by the Board of Trustees, as set forth in the prospectus. As a consequence, the value determined for a security may differ materially from the value that could be realized upon the sale of the security. There are significant potential risks associated with investing in venture capital and private equity-backed companies with complex capital structures. The Fund focuses its investments in a limited number of securities, which could subject it to greater risk than that of a larger, more varied portfolio. There is a greater focus in technology securities that could adversely affect the Fund’s performance. The Fund’s quarterly repurchase policy may require the Fund to liquidate portfolio holdings earlier than the Investment Adviser would otherwise do so and may also result in an increase in the Fund’s expense ratio. Portfolio holdings of private companies that become publicly traded likely will be subject to more volatile market fluctuations than when private, and the Fund may not be able to sell shares at favorable prices. Such companies frequently impose lock-ups that would prohibit the Fund from selling shares for a period of time after an initial public offering (IPO). Market prices of public securities held by the Fund may decline substantially before the Investment Adviser is able to sell the securities. The Fund may invest in private securities utilizing special purpose vehicles (“SPVs”), private investments in public equity (“PIPE”) transactions where the issuer is a special purpose acquisition company (“SPAC”), and profit sharing agreements. The Fund will bear its pro rata portion of expenses on investments in SPVs or similar investment structures and will have no direct claim against underlying portfolio companies. PIPE transactions involve price risk, market risk, expense risk, and the Fund may not be able to sell the securities due to lock-ups or restrictions. Profit sharing agreements may expose the Fund to certain risks, including that the agreements could reduce the gain the Fund otherwise would have achieved on its investment, may be difficult to value and may result in contractual disputes. Certain conflicts of interest involving the Fund and its affiliates could impact the Fund’s investment returns and limit the flexibility of its investment policies. This is not a complete enumeration of the Fund’s risks. Please read the Fund prospectus for other risk factors related to the Fund.

All investing involves risk including the possible loss of principal. Shares in the Fund are highly illiquid, and you may not be able to sell your shares when, or in the amount that, you desire. The Fund intends to primarily invest in securities of private, late-stage, venture-backed growth companies. There are significant potential risks relating to investing in such securities. Because most of the securities in which the Fund invests are not publicly traded, the Fund’s investments will be valued by the Investment Adviser pursuant to fair valuation procedures and methodologies adopted by the Board of Trustees.

There are significant potential risks associated with investing in venture capital and private equity-backed companies with complex capital structures. The Fund focuses its investments on a limited number of securities, which could subject it to greater risk than that of a larger, more varied portfolio. There is a greater focus in technology securities which could adversely affect the Fund’s performance. The inclusion of various indices is for comparison purposes only. The performance of an index is not an exact representation of any particular investment, as you cannot invest directly in an index.

The Fund’s quarterly repurchase policy may require the Fund to liquidate portfolio holdings earlier than the Investment Adviser would otherwise do so, and may also result in an increase in the Fund’s expense ratio. This is not a complete enumeration of the Fund’s risks. Please read the Fund prospectus for other risk factors related to the Fund, its investment strategy and your investment in the Fund, and other additional details.

Holdings subject to change. Not a recommendation to buy, sell, or hold any specific security.

THE PRIVATE SHARES FUND

Portfolio Diversification

June 30, 2022 (Unaudited)

Fund Sector Diversification

The following chart provides a visual breakdown of the Fund, by the industry sectors that the underlying securities represent, as a percentage of the total investments.

Software
6.61%
Transportation
4.75%
3D Printing
0.51%
Advertising
3.02%
Security
3.92%
Aerospace
10.43%
Hosting/Storage
1.41%
AgTech
2.45%
Healthcare/Biotech
4.34%
Analytics/Big Data
6.17%
Hardware
0.96%
FoodTech
0.52%
Artificial Intelligence
4.42%
Clean Technology
0.47%
Finance/Payments
10.54%
Consumer Web
0.72%
Enterprise Software
7.56%
Demand Deposits
20.22%
Education
2.78%
e-Commerce
8.20%

THE PRIVATE SHARES FUND

Portfolio Composition

June 30, 2022 (Unaudited)

Fund Holdings

GrubMarket TRADESHIFT Space Exploration Technologies AXIOM SPACE Motive Formerly KeepTruckin NextRoll

Betterment Relativity Lime Equipment Share CaaStle

FBN nanotronics CIRCLE SPAC color ARCTIC WOLF Fundbox

upgrade trax verbit HEAP Dataminr BETA

loadsmart roofstock TMGCORE crossover Course Hero TURO S-1 FILED

CONSENSYS braincorp omada VOYAGER SPACE cybereason Tanium

flexport. cerebras INRIX MYND MASTERCLASS

THE PRIVATE SHARES FUND

Portfolio Composition (Continued)

June 30, 2022 (Unaudited)

Fund Holdings (Continued)

DOMINO	dremio	invaio	DISCORD	IMPOSSIBLE
hydrow	ERUDITUS EXECUTIVE EDUCATION	LYST	GOAT	cohere technologies	WiTricity
TEMPO (SPAC)	THOUGHTSPOT	AUTOMATION ANYWHERE Go be great.	Carbon	Wag! (SPAC)	ripple
	rubrik	Click Therapeutics	udemy (IPO)	Malwarebytes	nextdoor (SPAC)
CIBO	UDACITY	Collective Health	Ocrolus	OpenX	kareo
Checkr	TEALIUM	Lookout	23andMe (SPAC)	SoundHound (SPAC)	
MARQETA (IPO)	ClearMotion	algolia	FATHOM (SPAC)	RADIAN AEROSPACE	XPLORE
WIDEORBIT	CODE42	BlockFi	D2IQ	GroundTruth formerly xAd	PROSPER
planet. (SPAC)	Virgin hyperloop one	MUSELY	docker	Baktus, Inc.

THE PRIVATE SHARES FUND

Schedule of Investments

June 30, 2022 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value
COMMON STOCK IN PUBLIC COMPANIES — 1.4%
3D PRINTING — 0.1%
Fathom Digital Manufacturing Corp.(a)	Dec 2021	263,646	$2,636,460	$1,022,946

ANALYTICS/BIG DATA — 0.0%
Planet Labs PBC(a)	Mar 2018	51,479	196,596	222,904

CONSUMER WEB — 0.3%
Nextdoor Holding, Inc.(a)	Nov 2018	925,479	5,037,326	3,063,336

EDUCATION — 0.4%
Udemy, Inc.(a)	Aug 2019	318,448	3,470,150	3,251,354

FINANCE/PAYMENTS — 0.2%
Marqeta, Inc.(a)	Jul 2018	214,514	250,982	1,739,709

HEALTHCARE/BIOTECH — 0.2%
23andMe Holding Co.(a)	Oct 2017	824,260	5,196,019	2,044,165

SOFTWARE — 0.2%
SoundHound AI, Inc.(a)(b)	Sep 2016	736,112	3,200,767	1,906,530
TOTAL COMMON STOCK IN PUBLIC COMPANIES			19,988,300	13,250,944

COMMON STOCK IN PRIVATE COMPANIES(b) — 32.7%
3D PRINTING — 0.4%
Carbon, Inc.(a)	Jun 2019	158,853	2,125,214	3,866,482

ADVERTISING — 3.0%
GroundTruth, Inc.(a)	Oct 2016	1,659,427	446,424	381,668
NextRoll, Inc.(a)	Mar 2017	2,367,054	16,079,048	24,877,738
OpenX Software, Ltd.(a)	Jun 2015	2,899,297	2,615,386	2,696,346
WideOrbit, Inc. (a)	Oct 2015	400,000	1,100,000	968,000
			20,240,858	28,923,752
AEROSPACE — 5.2%
Axiom Space, Inc.(a)	Mar 2021	29,543	5,099,983	5,491,453
Relativity Space, Inc.(a)	Oct 2021	437,922	9,999,993	9,989,001
Space Exploration Technologies Corp.(a)	May 2019	490,200	10,049,100	34,314,000
			25,149,076	49,794,454
AGTECH — 0.6%
Farmer’s Business Network, Inc.(a)	Sep 2021	87,500	5,042,625	5,423,250

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value
COMMON STOCK IN PRIVATE COMPANIES(b) — 32.7% (Continued)
ANALYTICS/BIG DATA — 3.5%
Baktus, Inc.(a)	Apr 2015	9,740	$1,500,951	$20,454
Dataminr, Inc.(a)	Sep 2015	189,583	1,559,716	7,418,383
Domino Data Lab, Inc.(a)	Apr 2021	330,000	4,118,400	5,316,300
Dremio Corp.(a)(c)	Dec 2021	166,664	1,010,000	1,366,645
INRIX, Inc.(a)	May 2014	133,238	3,026,249	6,476,699
SingleStore, Inc.(a)	May 2020	1,199,266	5,616,002	6,464,043
Tealium, Inc.(a)	Sep 2020	200,000	1,300,000	2,456,000
ThoughtSpot, Inc.(a)	Oct 2018	162,087	1,745,758	4,165,636
			19,877,076	33,684,160
ARTIFICIAL INTELLIGENCE — 1.6%
Brain Corp.(a)	Dec 2020	1,825,000	7,340,000	8,687,000
Cerebras Systems, Inc.(a)	Feb 2022	309,813	6,946,627	6,877,849
			14,286,627	15,564,849
CLEAN TECHNOLOGY — 0.0%
WiTricity Holdings, Inc. (a)(c)	Mar 2021	166,667	1,667	500,001

CONSUMER WEB — 0.4%
Wag Labs, Inc.(a)	Oct 2018	438,828	2,314,001	3,782,697

E-COMMERCE — 0.6%
1661, Inc. (d.b.a. GOAT) (a)(c)	Sep 2021	128,148	760,724	736,851
CaaStle, Inc.(a)	Mar 2022	859,884	0	5,142,106
			760,724	5,878,957
EDUCATION — 1.8%
Course Hero, Inc.(a)	Jun 2020	270,000	3,429,200	9,695,700
Eruditus Learning Solutions Pte., Ltd.(a)(c)	Aug 2021	36,265	5,065,228	4,983,536
Udacity, Inc.(a)	Nov 2018	448,075	2,884,586	2,876,642
			11,379,014	17,555,878
ENTERPRISE SOFTWARE — 3.4%
Algolia, Inc.(a)	Jan 2020	45,000	420,000	1,256,400
Automation Anywhere, Inc.(a)	Jul 2021	189,449	4,019,940	4,052,314
D2iQ, Inc.(a)	Feb 2019	165,000	1,605,450	630,300
Docker, Inc.(a)	May 2017	2,500	531,250	78,150
EquipmentShare.com, Inc.(a)	Oct 2021	694,800	9,985,874	10,755,504
Motive Technologies, Inc. (f.k.a. Keep Truckin, Inc.)(a)	May 2019	788,562	3,420,734	6,150,784
Tebra Technologies, Inc. (f.k.a. Kareo, Inc.)(a)	Nov 2020	190,009	1,235,126	1,542,873
Trax, Ltd. (a)	Mar 2020	149,970	5,100,000	8,308,338
			26,318,374	32,774,663

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value
COMMON STOCK IN PRIVATE COMPANIES(b) — 32.7% (Continued)
FINANCE/PAYMENTS — 4.6%
Betterment Holdings, Inc(a)	Mar 2021	1,457,800	$14,999,995	$18,237,078
Circle Internet Financial, Ltd.(a)	Apr 2018	290,200	2,604,825	14,202,388
ConsenSys Software, Inc.(a)	May 2022	27,010	3,214,225	3,779,237
Payward, Inc. (d.b.a. Kraken)(a)	Jun 2021	105,218	5,079,228	5,582,867
Prosper Marketplace, Inc.(a)	Jan 2016	244,130	1,307,998	190,421
Upgrade, Inc.(a)	Apr 2022	421,053	2,000,002	2,273,686
			29,206,273	44,265,677
HARDWARE — 0.4%
Tempo Automation, Inc.(a)	Aug 2019	550,000	1,868,000	4,224,000

HEALTHCARE/BIOTECH — 1.9%
Click Therapeutics, Inc. (a)	Nov 2020	1,000,000	3,500,000	3,210,000
Color Health, Inc. (a)	Feb 2022	139,486	10,039,927	13,929,072
ZocDoc, Inc.(a)	Feb 2015	61,016	1,321,708	1,197,744
			14,861,635	18,336,816
HOSTING/STORAGE — 1.4%
Rubrik, Inc.(a)	Sep 2019	126,281	3,220,166	3,625,528
TMGcore, Inc.(a)	Dec 2021	1,596	10,000,000	9,964,466
			13,220,166	13,589,994
SECURITY — 2.7%
Arctic Wolf Networks, Inc.(a)	Dec 2021	1,397,151	15,018,010	13,761,937
Code42 Software, Inc.(a)	May 2016	330,000	754,500	914,100
Exabeam, Inc.(a)	Jul 2021	54,500	1,590,855	1,476,405
Malwarebytes, Inc.(a)	Dec 2019	188,173	1,129,038	3,133,081
Tanium, Inc.(a)	Apr 2019	640,000	4,787,200	7,052,800
			23,279,603	26,338,323
SOFTWARE — 1.2%
Discord, Inc.(a)(c)	Dec 2021	9,091	5,125,792	5,138,960
Mynd Management, Inc.(a)	Dec 2021	340,202	6,130,637	6,048,792
			11,256,429	11,187,752
TOTAL COMMON STOCK IN PRIVATE COMPANIES			221,187,362	315,691,705

PREFERRED STOCK IN PRIVATE COMPANIES(b) — 38.0%
ADVERTISING — 0.0%
GroundTruth, Inc., Preferred Series B-1(a)	Jan 2017	600,000	149,200	138,000

AEROSPACE — 3.6%
Axiom Space, Inc., Preferred Series B(a)	Dec 2020	32,221	2,019,958	5,989,240
Beta Technologies, Inc., Preferred Series A(a)	Apr 2021	40,944	2,999,967	4,224,192
Beta Technologies, Inc., Preferred Series B(a)	Apr 2022	58,156	5,999,954	5,999,955
Radian Aerospace, Inc., Preferred Series Seed 2(a)	Sep 2021	303,668	999,999	1,000,009
Relativity Space, Inc., Preferred Series E(a)	Jul 2021	437,922	10,299,992	9,993,380
Voyager Space Holdings, Inc., Preferred Series B(a)	Mar 2022	192,061	7,499,982	7,499,982
			29,819,852	34,706,758

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value
PREFERRED STOCK IN PRIVATE COMPANIES(b) — 38.0% (Continued)
AGTECH — 1.9%
CIBO Technologies, Inc., Preferred Series C(a)(c)	Aug 2021	600,000	$3,090,000	$2,880,000
Farmer’s Business Network, Inc., Preferred Series G(a)	Sep 2021	160,880	10,199,946	9,985,822
Invaio Sciences, Inc., Preferred Series C(a)(c)	Mar 2021	1,061,390	5,150,000	5,264,494
			18,439,946	18,130,316
ANALYTICS/BIG DATA — 2.7%
Dataminr, Inc., Preferred Series A(a)	Apr 2019	20,000	198,000	782,600
Dataminr, Inc., Preferred Series B(a)	Apr 2019	87,496	866,211	3,423,719
Dremio Corp., Preferred Series E(a)(c)	Dec 2021	469,594	4,040,000	3,930,502
Heap, Inc., Preferred Series C(a)	May 2019	1,361,503	4,999,997	10,946,484
Heap, Inc., Preferred Series D(a)	Nov 2021	84,047	711,170	694,228
Pavilion Data Systems, Inc., Preferred Series C-1(a)	Apr 2021	2,038,687	6,059,997	5,708,324
			16,875,375	25,485,856
ARTIFICIAL INTELLIGENCE — 2.8%
Nanotronics Imaging, Inc., Preferred Series F-2(a)	Apr 2022	90,888	15,300,066	15,000,065
VerbIT, Inc., Preferred Series A(a)	Nov 2021	47,640	693,256	693,329
VerbIT, Inc., Preferred Series B(a)	Nov 2021	288,180	4,194,173	4,194,028
VerbIT, Inc., Preferred Series E-1(a)	Nov 2021	423,720	6,166,668	6,166,609
VerbIT, Inc., Preferred Series Seed 2(a)	Nov 2021	65,000	945,904	945,977
			27,300,067	27,000,008
CLEAN TECHNOLOGY — 0.4%
WiTricity Holdings, Inc., Preferred Series A(a)	Oct 2020	1,000,000	1,020,000	3,000,000
WiTricity Holdings, Inc., Preferred Series B(a)	Jun 2022	333,253	999,999	999,759
			2,019,999	3,999,759
CONSUMER WEB — 0.0%
Trusper, Inc. (d.b.a. Musely), Preferred Series B(a)	Oct 2014	7,961	100,012	129,844

E-COMMERCE — 7.6%
1661, Inc. (d.b.a. GOAT), Preferred Series A-1(a)(c)	Sep 2021	112,563	668,206	647,237
1661, Inc. (d.b.a. GOAT), Preferred Series A-5(a)(c)	Sep 2021	2,394	14,211	13,765
1661, Inc. (d.b.a. GOAT), Preferred Series A-7(a)(c)	Sep 2021	146,495	869,637	842,346
1661, Inc. (d.b.a. GOAT), Preferred Series B(a)(c)	Sep 2021	231,687	1,375,362	1,332,200
1661, Inc. (d.b.a. GOAT), Preferred Series C(a)(c)	Sep 2021	237,913	1,412,322	1,368,000
CaaStle, Inc., Preferred Series A-12(a)	Dec 2021	1,740,786	10,792,870	10,601,387
GrubMarket, Inc., Preferred Series D(a)	Oct 2020	440,742	1,999,999	9,733,611
GrubMarket, Inc., Preferred Series E(a)	Jun 2021	1,520,838	14,999,995	33,587,099
GrubMarket, Inc., Preferred Series F(a)	Feb 2022	452,804	9,999,982	9,999,995
Lyst, Ltd., Preferred Series E(a)	Jul 2021	401,929	5,172,500	4,943,727
			47,305,084	73,069,367
EDUCATION — 0.6%
Yanka Industries, Inc. (d.b.a. MasterClass), Preferred Series Seed 1(a)	Jul 2021	193,100	6,146,189	6,011,203

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value
PREFERRED STOCK IN PRIVATE COMPANIES(b) — 38.0% (Continued)
ENTERPRISE SOFTWARE — 4.2%
Checkr, Inc., Preferred Series A-1(a)	Mar 2020	50,000	$1,405,000	$2,460,000
Cohere Technologies, Inc., Preferred Series D-1(a)	Feb 2022	279,571	1,999,995	1,959,792
Cohere Technologies, Inc., Preferred Series D-2(a)	Dec 2020	386,038	2,071,233	2,652,081
EquipmentShare.com, Inc., Preferred Series E(a)	May 2022	323,064	4,999,997	5,001,031
Motive Technologies, Inc. (f.k.a. Keep Truckin, Inc.), Preferred Series E(a)	May 2021	638,843	4,599,996	4,982,975
Motive Technologies, Inc. (f.k.a. Keep Truckin, Inc.), Preferred Series F(a)	Jun 2022	1,923,076	14,999,993	14,999,993
Ocrolus, Inc., Preferred Series C(a)(c)	Aug 2021	438,327	3,030,000	2,739,544
Tebra Technologies, Inc. (f.k.a. Kareo, Inc.), Preferred Series Seed 2(a)	Nov 2020	123,819	804,870	1,005,410
Trax, Ltd., Pre IPO(a)	Mar 2021	76,722	3,999,978	4,250,399
			37,911,062	40,051,225
FINANCE/PAYMENTS — 5.8%
Betterment Holdings, Inc., Preferred Series F(a)	Sep 2021	318,380	3,999,999	3,992,485
BlockFi, Inc., Preferred Series E(a)(c)	Jul 2021	40,201	3,045,000	812,462
ConsenSys Software, Inc., Preferred Series D(a)(c)	Feb 2022	35,699	5,075,000	4,999,888
Fundbox, Ltd., Preferred Series C(a)	Jun 2019	439,552	4,999,992	6,197,683
Fundbox, Ltd., Preferred Series D(a)	Sep 2021	531,914	7,499,988	7,499,987
Payward, Inc. (d.b.a. Kraken), Preferred Series A(a)	Nov 2021	262,210	13,768,164	13,912,863
Payward, Inc. (d.b.a. Kraken), Preferred Series Seed(a)	Apr 2022	67,000	3,505,340	3,555,020
Prosper Marketplace, Inc., Preferred Series A(a)	Jan 2016	55,395	305,781	43,208
Prosper Marketplace, Inc., Preferred Series A-1(a)	Jan 2016	58,165	116	87,248
Ripple Labs, Inc., Preferred Series A(a)	Dec 2018	42,000	504,000	3,661,560
Upgrade, Inc., Preferred Series C-1(a)	Mar 2022	2,000,000	10,160,000	10,800,000
			52,863,380	55,562,404
FOODTECH — 0.5%
Impossible Foods, Inc., Preferred Series H-1(a)(c)	Nov 2021	153,494	3,746,778	3,734,509
Impossible Foods, Inc., Preferred Series H-2(a)(c)	Nov 2021	53,389	1,303,222	1,298,954
			5,050,000	5,033,463
HARDWARE — 0.5%
Hydrow, Inc., Preferred Series D(a)	Feb 2022	435,304	4,999,989	4,999,989

HEALTHCARE/BIOTECH — 2.2%
Click Therapeutics, Inc., Preferred Series A(a)	Nov 2020	60,087	210,305	192,879
Collective Health, Inc., Preferred Series F(a)	May 2021	3,989,361	3,120,000	2,752,659
Crossover Health Management Services, Inc., Preferred Series D(a)	Mar 2021	229,914	8,175,591	9,821,926
Omada Health, Inc., Preferred Series E(a)	Dec 2021	1,334,400	7,999,995	8,006,400
ZocDoc, Inc., Preferred Series A(a)	Feb 2015	35,000	875,000	687,050
			20,380,891	21,460,914
SECURITY — 1.2%
Cybereason, Inc., Preferred Series F(a)(c)	Jul 2021	1,510,600	7,631,457	7,084,714
Exabeam, Inc., Preferred Series A(a)	Nov 2020	80,000	1,020,000	2,167,200
Lookout, Inc., Preferred Series A(a)	Feb 2015	204,000	1,927,800	2,205,240
			10,579,257	11,457,154

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Acquisition Date	Shares/ Principal/Units	Cost	Fair Value
PREFERRED STOCK IN PRIVATE COMPANIES(b) — 38.0% (Continued)
SOFTWARE — 1.0%
Roofstock, Inc., Preferred Series E(a)	Mar 2022	339,154	$9,999,990	$9,999,990

TRANSPORTATION — 3.0%
Flexport, Inc., Preferred Series A(a)	Jun 2022	470,136	6,998,639	6,898,446
Hyperloop Technologies, Inc., Preferred Series B-1(a)	Jun 2017	4,144	999,999	137,001
Hyperloop Technologies, Inc., Preferred Series C(a)	May 2019	12,992	37,938	37,937
Loadsmart, Inc., Preferred Series D(a)	Jan 2022	500,000	10,000,000	10,000,000
Neutron Holdings, Inc. (d.b.a. Lime), Preferred Series 1-D(a)	Mar 2019	20,618,556	5,000,000	2,061,856
Turo, Inc., Preferred Series D-1(a)	Jun 2018	628,035	2,932,295	9,678,019
			25,968,871	28,813,259
TOTAL PREFERRED STOCK IN PRIVATE COMPANIES			315,909,164	366,049,509

SIMPLE AGREEMENT FOR FUTURE EQUITY IN PRIVATE COMPANIES(b) — 0.1%
AEROSPACE — 0.1%
Xplore, Inc.(a)	Feb 2022	$1,000,000	1,000,000	1,000,000

TOTAL SIMPLE AGREEMENT FOR FUTURE EQUITY IN PRIVATE COMPANIES			1,000,000	1,000,000

CONVERTIBLE NOTES IN PRIVATE COMPANIES(b) — 5.3%
AEROSPACE — 1.5%
Axiom Space, Inc., 3.00% 8/11/2023	Aug 2021	$15,000,000	15,000,000	15,000,000

SOFTWARE — 2.1%
Tradeshift Holdings, Inc., 3.00% 6/16/2023	Jun 2021	$10,000,000	10,047,945	10,000,000
Tradeshift Holdings, Inc., 5.00% 11/22/2023(d)	Nov 2021	$5,000,000	5,000,000	5,000,000
Tradeshift Holdings, Inc., 5.00% 3/25/2024	Mar 2022	$5,000,000	5,000,000	5,000,000
			20,047,945	20,000,000
TRANSPORTATION — 1.7%
Clearmotion, Inc., 7.00% 12/21/2022	Mar 2022	$1,250,000	1,250,000	1,250,000
Neutron Holdings, Inc. (d.b.a. Lime), 4.00% 10/29/2025	Oct 2021	$15,000,000	15,000,000	15,000,000
Neutron Holdings, Inc. (d.b.a. Lime), 4.00% 6/1/2027	Jun 2020	$253,169	253,169	253,169
			16,503,169	16,503,169
TOTAL CONVERTIBLE NOTES IN PRIVATE COMPANIES			51,551,114	51,503,169

WARRANTS IN PRIVATE COMPANIES(b) — 2.2%
SOFTWARE — 2.1%
Tradeshift, Exercise Price $0.001, Exercise Date 11/21/2031(a)	Nov 2021	213,797	0	5,136,366
Tradeshift, Exercise Price $0.001, Exercise Date 9/9/2031(a)	Dec 2021	427,594	0	10,272,732
Tradeshift, Exercise Price $0.001, Exercise Date 3/25/2032(a)	Mar 2022	213,797	0	5,136,366
			0	20,545,464

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Acquisition Date	Shares/Units	Cost	Fair Value
WARRANTS IN PRIVATE COMPANIES(b) — 2.2% (Continued)
TRANSPORTATION — 0.1%
Clearmotion, Inc., Exercise Price $2.70, Exercise Date 3/9/2029(a)	Mar 2022	231,173	$0	$469,767
Neutron Holdings, Inc. (d.b.a. Lime), Exercise Price $0.01, Exercise Date 6/2/2027(a)	Jun 2020	1,016,483	0	2,283
			0	472,050
TOTAL WARRANTS IN PRIVATE COMPANIES			0	21,017,514

SHORT-TERM INVESTMENTS — 20.2%
MUTUAL FUND — 20.2%
Goldman Sachs Government Fund, 1.35%(e)			194,805,277	194,805,277
TOTAL SHORT-TERM INVESTMENTS			194,805,277	194,805,277

TOTAL INVESTMENTS — 99.9%			804,441,217	963,318,118
Other assets less liabilities — 0.1%				1,389,471

NET ASSETS — 100.0%				$964,707,589

(a)	Non-income producing

(b)

Investments in private companies, and in some cases public companies, may be subject to restrictions on disposition imposed by the issuer. As of June 30, 2022, restricted securities represented 78.49% of the net assets of the Fund.

(c)

These securities have been purchased through Special Purpose Vehicles in which the Fund has a direct investment of ownership units of the Vehicles. The shares, cost basis and fair value stated are determined based on the underlying securities purchased by the Vehicle and the Fund’s ownership percentage.

(d)	Denotes a variable rate security. The rate shown is the current interest rate as of June 30, 2022.

(e)	Represents the 7-day effective yield as of June 30, 2022.

All issuers are based in the United States, except for Lyst, Ltd. and OpenX Software, Ltd., which are based in the UK, and Trax, Ltd., Eruditus Learning Solutions Pte., Ltd., and Fundbox, Ltd., which are based in the Cayman Islands, Singapore, and Israel, respectively.

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets:
Investments, at fair value (Note 3)	$963,318,118
Receivable for fund shares sold	1,802,553
Interest receivable	1,544,072
Prepaid expenses and other assets	525,276
Total assets	967,190,019

Liabilities:
Advisory fees	1,731,029
Payable for shareholder servicing fees - Class L	978
Payable for shareholder servicing fees - Class A	39,855
Payable for investments purchased	63,240
Payable for audit and tax fees	150,350
Payable for transfer agent fees	197,098
Payable for 12b-1 fees - Class L	978
Other accrued liabilities	298,902
Total liabilities	2,482,430
Commitments and contingencies (Note 9)
Net assets	$964,707,589

Net assets consist of:
Capital stock (unlimited shares authorized, no par value)	$800,671,856
Total distributable earnings	164,035,733
Net assets	$964,707,589

Net assets:
Class A	$180,030,197
Class I	779,904,198
Class L	4,773,194
Total net assets	$964,707,589

Shares outstanding:
Class A	4,169,996
Class I	17,846,714
Class L	111,870
Total shares outstanding	22,128,580

Net asset value, public offering price, and redemption proceeds per share:
Class A - Net asset value and redemption proceeds per share	$43.17
Class I - Net asset value and redemption proceeds per share	$43.70
Class L - Net asset value and redemption proceeds per share	$42.67
Class A - Public offering price per share(a)	$45.81
Class L - Public offering price per share(b)	$44.56

Cost of investments	$804,441,217

(a)	Computation of public offering price per share 100/94.25 of net asset value. (See Note 10).

(b)	Computation of public offering price per share 100/95.75 of net asset value. (See Note 10).

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND

Statement of Operations

For the six months ended June 30, 2022 (Unaudited)

Investment Income:
Dividends[1]	$175,625
Interest	1,275,399
Total investment income	1,451,024

Expenses:
Investment advisory fees (Note 5)	8,388,775
Transfer agent fees	647,034
Legal fees[2]	251,086
Fund accounting & administration fees	194,338
Audit and tax fees	167,450
Printing & postage	139,052
Insurance fees	90,380
Registration fees	90,366
Trustee fees	71,670
Shareholder servicing fees - Class A	66,203
Chief compliance officer fees	44,630
Custodian fees	41,671
Miscellaneous expenses	24,355
SEC fees	13,244
Distribution fees - Class L	5,307
Shareholder servicing fees - Class L	1,307
Total expenses	10,236,868
Less: Net contractual waiver of fees and reimbursement of expenses (Note 4)	(178)
Net expenses	10,236,690
Net investment loss	$(8,785,666)

Net realized gain on investments	2,512,756
Net change in unrealized gain on investments	32,534,404
Net realized & change in unrealized gain on investments	35,047,160
Net change in net assets from operations	$26,261,494

[1]	Includes paid-in-kind dividends of $175,625.

[2]

Includes extraordinary expenses incurred during the fiscal year. Extraordinary expenses related to Legal expenses incurred in the amount of $57,066 were excluded from the contractual waiver of fees due to their nature. Please see Note 4 in the Notes to the Financial Statements for additional information.

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND

Statements of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31,2021
Operations:
Net investment loss	$(8,785,666)	$(11,695,427)
Net realized gain on investments	2,512,756	65,538,431
Net change in unrealized gain on investments	32,534,404	40,658,916
Net change in net assets resulting from operations	26,261,494	94,501,920

Distributions to Shareholders
Distributions from long term capital gain	—	(51,227,704)
Net change in net assets from distributions	—	(51,227,704)

Fund share transactions:
Proceeds from shares issued - Class A	44,790,428	62,603,597
Proceeds from shares issued - Class I	282,813,448	351,778,917
Proceeds from shares issued - Class L	1,036,116	2,173,960
Reinvested distributions - Class A	—	5,041,316
Reinvested distributions - Class I	—	21,362,256
Reinvested distributions - Class L	—	204,652
Cost of shares redeemed - Class A	(28,576,288)	(28,951,952)
Cost of shares redeemed - Class I	(89,939,221)	(32,099,168)
Cost of shares redeemed - Class L	(162,898)	(346,778)
Net change in net assets from fund share transactions	209,961,585	381,766,800
Net change in net assets	$236,223,079	$425,041,016

Net assets:
Beginning of period	$728,484,510	$303,443,494
End of period	$964,707,589	$728,484,510

Transactions in shares:
Issuance of shares - Class A	1,037,175	1,500,815
Issuance of shares - Class I	6,486,186	8,243,895
Issuance of shares - Class L	24,194	52,196
Reinvested distributions - Class A	—	120,808
Reinvested distributions - Class I	—	506,455
Reinvested distributions - Class L	—	4,955
Redemption of shares - Class A	(660,568)	(690,399)
Redemption of shares - Class I	(2,050,782)	(745,246)
Redemption of shares - Class L	(3,793)	(8,342)
Net change in shares	4,832,412	8,985,137

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND

Statement of Cash Flows

For the six months ended June 30, 2022 (Unaudited)

Cash flows from operating activities:
Net change in net assets from operations	$26,261,494
Adjustments to reconcile net change in net assets from operations to net cash used in operating activities:
Purchases of investments	(202,342,757)
Net purchases of short-term investments	(18,887,141)
Proceeds from sales of investments	20,933,027
Net change in unrealized gain on investments	(32,534,404)
Net realized gain on investments	(2,512,756)
Change in operating assets and liabilities:
Increase in interest receivable	(1,083,273)
Increase in prepaid expenses and other assets	(189,419)
Increase in net payable to adviser	673,408
Decrease in other accrued liabilities	(43,507)
Net cash used in operating activities	(209,725,328)

Cash flows from financing activities:
Proceeds from shares issued, net of change in receivable for fund shares sold	323,105,197
Cost of shares redeemed, net of change in payable for fund shares redeemed	(113,379,869)
Net cash provided by financing activities	209,725,328

Net change in cash	—

Cash at beginning of period	—
Cash at end of period	$—

Supplemental disclosure of noncash financing activities
Transfer in and out between share classes	$5,298,538

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND

Financial Highlights – Class A

For a capital share outstanding throughout each period

	Six months ended June 30, 2022 (Unaudited)		Year ended December 31, 2021		Year ended December 31, 2020		Year ended December 31, 2019		Year ended December 31, 2018		Year ended December 31, 2017
Per share operating performance
Net asset value, beginning of period	$41.77		$36.33		$29.96		$28.44		$26.85		$26.83

Change in net assets from operations:
Net investment loss	(0.47)		(0.88)		(0.90)		(0.88)		(0.71)		(0.63)
Net realized and unrealized gain on investments	1.87		9.54		7.98		2.40		2.30		0.65
Total change in net assets from operations	1.40		8.66		7.08		1.52		1.59		0.02

Distributions:
From net return of capital	—		—		(0.07)		—		—		—
From net realized gain on investments	—		(3.22)		(0.64)		—		—		—
Total distributions	—		(3.22)		(0.71)		—		—		—
Net increase in net asset value	1.40		5.44		6.37		1.52		1.59		0.02
Net asset value, end of period	$43.17		$41.77		$36.33		$29.96		$28.44		$26.85

Total return(a)	3.35	%(b)	23.85%		23.69%		5.34%		5.92%		0.07%

Ratios and supplemental data
Net assets, end of period (in thousands)	$180,030		$158,433		$103,984		$108,068		$109,902		$101,248
Ratio of net expenses to average net assets	2.52	%(c)(d)(e)	2.51	%(c)(f)	2.50	%(c)	2.79	%(c)(g)	2.50	%(c)	2.50	%(c)
Ratio of gross expenses before reimbursement to average net assets	2.38	%(e)	2.64%		2.97%		3.56%		3.29%		3.69%
Ratio of net investment loss to average net assets	(2.19	)%(e)	(2.42)%		(2.48)%		(2.71)%		(2.44)%		(2.52)%
Portfolio turnover	2.72	%(b)	26.20%		6.97%		14.76%		24.75%		8.78%

(a)	The Fund’s total investment returns do not include a sales load.

(b)	Not annualized for periods less than one year.

(c)

The ratio of net expenses includes recoupment of previously waived and/or reimbursed fees of $123,756, or 0.14%, for the six-month period ended June 30, 2022, and contractual waivers and expense reimbursements of $171,876, $492,357, $916,804, $887,579, and $1,120,912, or 0.12%, 0.47%, 0.78%, 0.79%, and 1.19%, for the fiscal years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively. Please see Note 4 in the Notes to the Financial Statements for additional information.

(d)

During the six months ended June 30, 2022, there were legal expenses incurred by the Fund that were distinguishable in their characterization as being unusual in nature as well as not expected to be recurring in future periods. The exclusion of these extraordinary expenses from the Fund’s expense limitation agreement caused the expense ratio to exceed the contractual expense limit by $11,487 or 0.02%.

(e)	Annualized for period less than one year.

(f)

During the fiscal year ended December 31, 2021, there were legal expenses incurred by the Fund that were distinguishable in their characterization as being unusual in nature as well as not expected to be recurring in future periods. The exclusion of these extraordinary expenses from the Fund’s expense limitation agreement caused the expense ratio to exceed the contractual expense limit by $17,584 or 0.01%.

(g)

During the fiscal year ended December 31, 2019, there were certain expenses incurred by the Fund that were distinguishable in their characterization as being unusual in nature as well as not expected to be recurring in future periods. The exclusion of these extraordinary expenses from the Fund’s expense limitation agreement caused the expense ratio to exceed the contractual expense limit by $336,193 or 0.29%.

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND

Financial Highlights – Class I

For a capital share outstanding throughout each period

	Six months ended June 30, 2022 (Unaudited)		Year ended December 31, 2021		Year ended December 31, 2020		Year ended December 31, 2019		Year ended December 31, 2018		Period ended December 31, 2017*
Per share operating performance
Net asset value, beginning of period	$42.22		$36.61		$30.12		$28.51		$26.85		$26.37

Change in net assets from operations:
Net investment loss	(0.38)		(0.62)		(0.47)		(0.59)		(0.20)		(0.01)
Net realized and unrealized gain on investments	1.86		9.45		7.67		2.20		1.86		0.49
Total change in net assets from operations	1.48		8.83		7.20		1.61		1.66		0.48

Distributions:
From net return of capital	—		—		(0.07)		—		—		—
From net realized gain on investments	—		(3.22)		(0.64)		—		—		—
Total distributions	—		(3.22)		(0.71)		—		—		—
Net increase in net asset value	1.48		5.61		6.49		1.61		1.66		0.48
Net asset value, end of period	$43.70		$42.22		$36.61		$30.12		$28.51		$26.85

Total return	3.51	%(a)	24.13%		23.97%		5.65%		6.18%		1.82	%(a)

Ratios and supplemental data
Net assets, end of period (in thousands)	$779,904		$566,272		$197,921		$82,992		$33,945		$1,115
Ratio of net expenses to average net assets	2.27	%(b)(c)(d)	2.26	%(d)(e)	2.25	%(d)	2.54	%(d)(f)	2.25	%(d)	2.25	%(d)(c)
Ratio of gross expenses before reimbursement to average net assets	2.30	%(c)	2.50%		2.75%		3.36%		3.10%		3.50	%(c)
Ratio of net investment loss to average net assets	(1.94	)%(c)	(2.15)%		(2.24)%		(2.46)%		(2.17)%		(2.25	)%(c)
Portfolio turnover	2.72	%(a)	26.20%		6.97%		14.76%		24.75%		8.78	%(a)

*	Reflects operations for the period from November 17, 2017 (inception date) to December 31, 2017.

(a)	Not annualized for periods less than one year.

(b)

During the six months ended June 30, 2022, there were legal expenses incurred by the Fund that were distinguishable in their characterization as being unusual in nature as well as not expected to be recurring in future periods. The exclusion of these extraordinary expenses from the Fund’s expense limitation agreement caused the expense ratio to exceed the contractual expense limit by $45,304 or 0.02%.

(c)	Annualized for period less than one year.

(d)

The ratio of net expenses includes contractual waivers and expense reimbursements of $127,164, $899,197, $567,388, $546,174, $94,654, and $109, or 0.04%, 0.23%, 0.50%, 0.82%, 0.85%, and 1.25%, for the six-month period ended June 30, 2022, the fiscal years ended December 31, 2021, 2020, 2019 and 2018, and the fiscal period ended December 31, 2017, respectively. Please see Note 4 in the Notes to the Financial Statements for additional information.

(e)

During the fiscal year ended December 31, 2021, there were legal expenses incurred by the Fund that were distinguishable in their characterization as being unusual in nature as well as not expected to be recurring in future periods. The exclusion of these extraordinary expenses from the Fund’s expense limitation agreement caused the expense ratio to exceed the contractual expense limit by $48,772 or 0.01%.

(f)

During the fiscal year ended December 31, 2019, there were expenses incurred by the Fund that were distinguishable in their characterization as being unusual in nature as well as not expected to be recurring in future periods. The exclusion of these extraordinary expenses from the Fund’s expense limitation agreement caused the expense ratio to exceed the contractual expense limit by $189,435 or 0.29%.

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND

Financial Highlights – Class L

For a capital share outstanding throughout each period

	Six months ended June 30, 2022 (Unaudited)		Year ended December 31, 2021		Year ended December 31, 2020		Year ended December 31, 2019		Period ended December 31, 2018*
Per share operating performance
Net asset value, beginning of period	$41.33		$36.07		$29.83		$28.39		$28.37

Change in net assets from operations:
Net investment loss	(0.46)		(0.82)		(0.67)		(0.58)		(0.49)
Net realized and unrealized gain on investments	1.80		9.30		7.62		2.02		0.51
Total change in net assets from operations	1.34		8.48		6.95		1.44		0.02

Distributions:
From net return of capital	—		—		(0.07)		—		—
From net realized gain on investments	—		(3.22)		(0.64)		—		—
Total distributions	—		(3.22)		(0.71)		—		—
Net increase in net asset value	1.34		5.26		6.24		1.44		0.02
Net asset value, end of period	$42.67		$41.33		$36.07		$29.83		$28.39

Total return(a)	3.24	%(b)	23.52%		23.36%		5.07%		0.07	%(b)

Ratios and supplemental data
Net assets, end of period (in thousands)	$4,773		$3,780		$1,539		$810		$1
Ratio of net expenses to average net assets	2.77	%(c)(d)(e)	2.76	%(c)(f)	2.75	%(c)	3.04	%(c)(g)	2.75	%(c)(e)
Ratio of gross expenses before reimbursement to average net assets	2.61	%(e)	2.84%		3.18%		3.86%		3.60	%(e)
Ratio of net investment loss to average net assets	(2.44	)%(e)	(2.66)%		(2.74)%		(2.97)%		(2.68	)%(e)
Portfolio turnover	2.72	%(b)	26.20%		6.97%		14.76%		24.75	%(b)

*	Reflects operations for the period from May 11, 2018 (inception date) to December 31, 2018.

(a)	The Fund’s total investment returns do not include a sales load.

(b)	Not annualized for periods less than one year.

(c)

The ratio of net expenses includes recoupment of previously waived and/or reimbursed fees of $3,230, or 0.15%, for the six-month period ended June 30, 2022, and contractual waivers and expense reimbursements of $2,134, $4,514, $4,364, and $6, or 0.08%, 0.43%, 0.82%, and 0.85%, for the fiscal years ended December 31, 2021, 2020 and 2019 and the fiscal period ended December 31, 2018, respectively. Please see Note 4 in the Notes to the Financial Statements for additional information.

(d)

During the six months ended June 30, 2022, there were legal expenses incurred by the Fund that were distinguishable in their characterization as being unusual in nature as well as not expected to be recurring in future periods. The exclusion of these extraordinary expenses from the Fund’s expense limitation agreement caused the expense ratio to exceed the contractual expense limit by $274 or 0.01%.

(e)	Annualized for period less than one year.

(f)

During the fiscal year ended December 31, 2021, there were legal expenses incurred by the Fund that were distinguishable in their characterization as being unusual in nature as well as not expected to be recurring in future periods. The exclusion of these extraordinary expenses from the Fund’s expense limitation agreement caused the expense ratio to exceed the contractual expense limit by $361 or 0.01%.

(g)

During the fiscal year ended December 31, 2019, there were expenses incurred by the Fund that were distinguishable in their characterization as being unusual in nature as well as not expected to be recurring in future periods. The exclusion of these extraordinary expenses from the Fund’s expense limitation agreement caused the expense ratio to exceed the contractual expense limit by $1,514 or 0.29%.

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND

Notes to the Financial Statements

June 30, 2022 (Unaudited)

1. Organization

The Private Shares Fund (the “Fund”) was established as a limited liability company under the laws of the State of Delaware on August 20, 2012 and converted into a Delaware statutory trust on March 22, 2013. The Fund is registered with the Securities and Exchange Commission (the “SEC”) as a diversified, closed-end management investment company that operates as an “interval fund” under the Investment Company Act of 1940, as amended (the “1940 Act”). The shares of beneficial interest of the Fund (the “Shares”) will be continuously offered under Rule 415 of the Securities Act of 1933, as amended (the “Securities Act”). As an interval fund, the Fund makes quarterly repurchase offers for 5% of the Fund’s outstanding Shares at net asset value (“NAV”), with no repurchase fee incurred. The Fund’s inception date was March 25, 2014. Prior to March 25, 2014, the Fund had been inactive except for matters relating to the Fund’s establishment, designation and planned registration of the Fund’s Shares under the Securities Act and the sale of 5,000 Shares (“Initial Shares”) for $100,000 to the Fund’s initial shareholder, which occurred on July 30, 2013.

The investment objective of the Fund is to provide investors capital appreciation, which it seeks by primarily investing, under normal market conditions, at least 80% of (i) the value of its net assets, plus (ii) the amount of any borrowings for investment purposes, in the equity securities (e.g., common and/or preferred stock, or equity-linked securities convertible into such equity securities) of private, operating growth companies (each, a “Portfolio Company”). Liberty Street Advisors, Inc.’s (the “Investment Adviser”) primary strategy is to invest in Portfolio Companies and to hold such securities until a liquidity event with respect to such Portfolio Company occurs, such as an initial public offering, or a merger or acquisition transaction. The Fund currently offers three different classes of shares: Class A, Class I, and Class L shares. The separate classes of shares differ principally in the applicable sales charges (if any) and shareholder servicing fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses pro rata based on the daily ending net assets of each class, without discrimination between share classes. Expenses that are specific to a class are charged directly to that class. Dividends are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution and shareholder servicing fees.

2. Significant accounting policies

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Investment transactions and income recognition — Investment transactions are accounted for on a trade date basis. Net realized gains and losses on securities are computed on a specific identification basis. Dividend income is recorded on the ex-dividend date or as soon as known if after the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. Interest income and estimated expenses are accrued daily.

Use of estimates — The preparation of the financial statements in accordance with US generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Investment valuation — The Fund’s NAV is based in large part on the value of its securities which are carried at fair value in accordance with the provisions of FASB ASC Topic 820, Fair Value Measurements and Disclosures. Where reliable market prices are available for those securities, the Investment Adviser will rely on those prices. However, because the securities in which the Fund invests are often illiquid, market prices may not be readily available or, where available, may be unreliable. At any point in

THE PRIVATE SHARES FUND

Notes to the Financial Statements (Continued)

June 30, 2022 (Unaudited)

2. Significant accounting policies — (continued)

time, there may be few recent purchase or sale transactions or offers on which to base the value of a given Portfolio Company’s security. In addition, the prices reflected in recent transactions or offers may be extremely sensitive to changes in supply or demand, including changes fueled by investor perceptions or other conditions.

When reliable market values are not available, the Fund’s investments will be valued by the Investment Adviser, under the supervision of the Board of Trustees, pursuant to fair valuation procedures and methodologies adopted by the Board of Trustees. While the Fund and the Investment Adviser will use good faith efforts to determine the fair value of the Fund’s securities, fair value will be dependent on the judgment of the Investment Adviser. The Investment Adviser may also rely to some extent on information provided by the Portfolio Companies.

From time to time, the Fund may determine that it should modify its estimates or assumptions, as new information becomes available. As a consequence, the value of the securities, and therefore the Fund’s NAV, may vary. This may adversely affect Shareholders. Because of the uncertainty and judgment involved in the valuation of the Portfolio Company securities, which do not have a readily available market, the estimated fair value of such securities may be different from values that would have been used had a readily available market existed for such securities. In addition, in the event that the Fund desires to sell Portfolio Company shares, the Fund may also not be able to sell these securities at the prices at which they are carried on the Fund’s books or may have to delay their sale in order to do so. This may adversely affect the Fund’s NAV.

The Board of Trustees has delegated the day-to-day responsibility for determining these fair values to the Investment Adviser, but the Board of Trustees has the ultimate responsibility for determining the fair value of the portfolio of the Fund. The Investment Adviser has developed the Fund’s fair valuation procedures and methodologies, which have been approved by the Board of Trustees, and will make fair valuation determinations and act in accordance with those procedures and methodologies, and in accordance with the 1940 Act. Fair valuation determinations are to be reviewed and, as necessary, ratified or revised quarterly by the Board of Trustees (or more frequently if necessary), including in connection with any quarterly repurchase offer.

There were no changes to the valuation approaches or techniques applied during 2022.

Federal income taxes — The Fund’s policy is to comply with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute to shareholders each year substantially all of its net investment income and any net realized capital gain. Therefore, a federal income tax or excise tax provision is not required.

Management has evaluated all tax positions taken or expected to be taken by the Fund to determine whether each tax position is more likely than not (i.e. greater than 50%) to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions that do not meet the more likely than not threshold may result in a tax benefit or expense in the current year. If the Fund were to incur an income tax liability in the future, interest on any income tax liability would be reported as interest expense and penalties on any income tax liability would be reported as income taxes. No interest expense or penalties have been recognized as of or for the six months ended June 30, 2022. Management of the Fund also is not aware of any tax positions for which it is reasonably possible that the total amounts of recognized tax benefits will significantly change in the next twelve months. Management has determined that the Fund has not taken any tax positions which do not meet the more likely than not threshold and as such, no liabilities related to uncertain tax positions have been reflected in the Fund’s financial statements.

Management analyzed all open tax years, as defined by the applicable statute of limitations for all major jurisdictions in which it files tax returns, which includes federal and certain states. The Fund’s 2017 - 2020 tax years are open to examination as of June 30, 2022.

Distributions to shareholders — The Fund distributes net investment income and net realized gains (net of any capital loss carryovers), if any, annually. The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatment of net operating loss,

THE PRIVATE SHARES FUND

Notes to the Financial Statements (Continued)

June 30, 2022 (Unaudited)

2. Significant accounting policies — (continued)

wash sales, non-deductible offering costs and capital loss carryforwards. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities, based on their federal tax treatment. Temporary differences do not require reclassification.

Shareholder service fee plan — Under the terms of the Fund’s Shareholder Services Plan, the Fund may compensate financial industry professionals for providing ongoing services with respect to clients to whom they have distributed Class A and Class L Shares of the Fund. Both Class A and Class L may incur shareholder servicing fees on an annual basis up to 0.25% of its daily average NAV. Class I is not subject to a shareholder servicing fee. For the six months ended June 30, 2022, Class A and Class L incurred $66,203 and $1,307, respectively, in shareholder servicing fees.

Distribution fee plan — Under the terms of the Fund’s Distribution Plan, the Fund may compensate financial industry professionals for providing ongoing services in respect to certain activities relating to the distribution of Class L to investors and maintenance of shareholder accounts, as well as for payments to the Class L platform sponsors. Although the Fund is not an open-end investment company, it has undertaken to comply with the terms of Rule 12b-1 as a condition of an exemptive order under the 1940 Act which permits it to have asset based distribution fees. Under the Distribution Plan, Class L pays the Distributor a Distribution Fee at an annual rate of 0.25% of its average daily NAV. Class A and Class I are not subject to a distribution fee. For the six months ended June 30, 2022, Class L incurred $5,307 in distribution fees.

The Investment Adviser’s affiliated broker-dealer, HRC Fund Associates, LLC (“HRC”), Member FINRA/SIPC, markets the Fund shares to financial intermediaries pursuant to a marketing agreement with the Investment Adviser. The marketing agreement between the Investment Adviser and HRC is not part of the Distribution Plan. The Investment Adviser pays HRC out of its own resources and without additional cost to the Fund or its shareholders.

Line of credit — On June 15, 2021, the Fund entered into a one-year Credit Facility Agreement (“Facility”) of $22,000,000 (“Committed Facility”) and $8,000,000 (“Uncommitted Facility”) with UMB Bank, N. A. (the “Bank”). No more than once per quarter, the Fund is permitted to increase the Committed Facility to an amount equal to the greater of (i) $22,000,000 and (ii) 5% of the Fund’s assets under management. The Fund’s Uncommitted Facility will increase or decrease so that the aggregate Commitments do not exceed $30,000,000 unless consented to by the Bank. Borrowings under this agreement bear interest at the WSJ Prime Rate, minus 0.25%, subject to a minimum interest rate floor of 3.00%. On June 15, 2022, the Facility was renewed for another year and the Committed Facility and Uncommitted Facility amounts increased to $50,945,000 and $9,055,000, respectively. Borrowings under the renewed Facility bear interest at the 1-Month SOFR plus 0.25%. The purpose of the Facility is to finance temporarily the redemption of shares of the Fund. Any interest derived from usage of the line of credit should be treated as exclusive of the expense cap. As compensation for holding the lending commitment available, the Fund is charged a commitment fee on the average daily unused balance of the Committed Facility at the rate of 0.20% per annum. Commitment fees for the period January 1, 2022 through June 14, 2022 were $19,891 and for the period June 15, 2022 through June 30, 2022 were $4,466, and are included within Miscellaneous expenses on the Statement of Operations. The Fund did not borrow under the Facility during the six-month period ended June 30, 2022.

Transactions with affiliates — To the extent any affiliate of the Investment Adviser or the Fund (“Affiliated Broker”) receives any fee, payment, commission, or other financial incentive of any type (“Broker Fees”) in connection with the purchase and sale of securities by the Fund, such Broker Fees will be subject to policies and procedures adopted by the Board of Trustees pursuant to Section 17(e) and Rule 17e-1 of the 1940 Act. These policies and procedures include a quarterly review of Broker Fees by the Board of Trustees. Among other things, Section 17(e) and those procedures provide that, when acting as broker for the Fund in connection with the purchase or sale of securities to or by the Fund, an affiliated broker may not receive any compensation exceeding the following limits: (1) if the transaction is effected on a securities exchange, the compensation may not exceed the “usual and customary broker’s commission” (as defined in Rule 17e-1 under the 1940 Act); (2) in the case of the purchase of securities by the Fund in connection with a secondary distribution, the compensation cannot exceed 2% of the sale price; and (iii) the compensation for transactions otherwise effected cannot exceed 1% of the purchase or sale price. Rule 17e-1 defines a “usual

THE PRIVATE SHARES FUND

Notes to the Financial Statements (Continued)

June 30, 2022 (Unaudited)

2. Significant accounting policies — (continued)

and customary broker’s commission” as one that is fair compared to the commission received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. Notwithstanding the foregoing, no Affiliated Broker will receive any undisclosed fees from the Fund in connection with any transaction involving the Fund and such Affiliated Broker, and to the extent any transactions involving the Fund are effected by an Affiliated Broker, such Affiliated Broker’s Broker Fees for such transactions shall be limited in accordance with Section 17(e)(2) of the 1940 Act and the Fund’s policies and procedures concerning Affiliated Brokers. The Fund did not conduct any transactions with an Affiliated Broker in the six months ended June 30, 2022.

The Fund has implemented certain written policies and procedures to ensure that the Fund does not engage in any transactions with any prohibited affiliates. Under the 1940 Act, our Board of Trustees has a duty to evaluate, and shall oversee the analysis of, all conflicts of interest involving the Fund and its affiliates, and shall do so in accordance with the aforementioned policies and procedures.

Investments in private investments in public equities — The Fund invests in equity securities of an issuer that are issued through a private investment in public equity (“PIPE”) transaction. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the issuer’s common stock. Securities purchased through PIPE transactions will be restricted from trading and generally considered illiquid until a registration statement for the shares is filed and declared effective. These securities are valued the same as other equity securities as noted above. Securities purchased through PIPE transactions are classified as Level 2 of the fair value hierarchy until such time as the trading restriction is removed.

Investments in special purpose vehicles — Special purpose vehicles (“SPVs”) consist of an investment by the Fund in an entity that invests directly in the common or preferred stock of a Portfolio Company. Investments in SPVs are generally valued using the same fair value techniques for our securities held by the Fund once the investment has been made by the SPV into the underlying Portfolio Company and are categorized as Level 3 of the fair value hierarchy. The investments in an SPV that have yet to purchase the underlying securities are held at cost and are categorized in Level 3 of the fair value hierarchy.

3. Fair value measurements

GAAP defines fair value, establishes a three-tier framework for measuring fair value based on a hierarchy of inputs, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●

Level 1 — quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

●

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. and quoted prices for identical or similar assets in markets that are not active). Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

●	Level 3 — significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

For the six months ended June 30, 2022, there were transfers of $3,200,767 out of Level 3 and into Level 2, due to changes in the liquidity restrictions of private holdings.

The following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. There were no changes to these techniques or approaches during the six months ended June 30, 2022.

THE PRIVATE SHARES FUND

Notes to the Financial Statements (Continued)

June 30, 2022 (Unaudited)

3. Fair value measurements — (continued)

Securities traded on a national exchange (or reported on the NYSE and NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Stocks traded on inactive markets or valued by reference to similar instruments which are marketable and to the extent the inputs are observable and timely, are categorized in Level 2 of the fair value hierarchy.

The Fund’s portfolio holdings are primarily in Level 3 investments. As they are not publicly traded, and many are subject to restrictions on resale, the investments are less liquid than publicly traded securities, resulting in increased liquidity risk to the Fund.

The Fund’s portfolio investments will generally not be in publicly traded securities. Investments for which observable market prices in active markets do not exist are reported at fair value, as determined in good faith by the Investment Adviser under consistently applied policies and procedures approved by the Board of Trustees in accordance with GAAP. In connection with that determination, members of the Investment Adviser’s portfolio management team will prepare Portfolio Company valuations using the most recent Portfolio Company financial statements and forecasts when and if available. The types of factors that the Investment Adviser will take into account in determining fair value, subject to review and ratification where required by the Board of Trustees with respect to such non-traded investments, will include, as relevant and, to the extent available, the Portfolio Company’s earnings, the markets in which the Portfolio Company does business, comparison to valuations of publicly traded companies in the Portfolio Company’s industry, comparisons to recent sales of comparable companies, the discounted value of the cash flows of the Portfolio Company, the rights and preferences of the specific securities held, and other relevant factors. This information may not be available because it is difficult to obtain financial and other information with respect to private companies. In considering the extent and nature of information utilized in the valuation process, management will generally apply a greater weighting to that information which is recent and observable. Because such valuations are inherently uncertain and may be based on estimates, the determinations of fair value may differ materially from the values that would be assessed if a readily available market for these securities existed. Based on these factors, the investments in private companies will generally be presented as a Level 3 investment. Changes in accounting standards, such as the recent change in revenue recognition policies, may not be adopted consistently by issuers or at the same time, and as a result varied implementation may make it more difficult for the Fund to properly evaluate or compare financial information provided by Portfolio Companies of the Fund or to determine the validity of data of publicly traded company comparables for purposes of valuing the Fund’s portfolio holdings.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to determine fair value of the Fund’s investments as of June 30, 2022:

Investment in Securities	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Security Type
Common stock in public companies*	$11,344,414	$1,906,530	$—	$13,250,944
Common stock in private companies*	—	—	315,691,705	315,691,705
Preferred stock in private companies*	—	—	366,049,509	366,049,509
Simple agreement for future equity in private companies	—	—	1,000,000	1,000,000
Convertible notes in private companies*	—	—	51,503,169	51,503,169
Warrants in private companies*	—	—	21,017,514	21,017,514
Total	$11,344,414	$1,906,530	$755,261,897	$768,512,841
Money Market holdings valued using the practical expedient and not subject to the fair value hierarchy				194,805,277
Total				$963,318,118

*	All sub-categories within the security type represent their respective evaluation status. For a detailed breakout by industry, please refer to the Schedule of Investments.

THE PRIVATE SHARES FUND

Notes to the Financial Statements (Continued)

June 30, 2022 (Unaudited)

3. Fair value measurements — (continued)

The following is a rollforward of the activity in investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

	Beginning balance January 1, 2022	Transfers into Level 3 during the period	Transfers out of Level 3 during the period	Purchases or Conversions		(Sales or Conversions)		Net realized gain/(loss)	Change in net unrealized gain/(loss)	Ending balance June 30, 2022	Change in Unrealized gains for the period for investments still held at June 30, 2022
The Private Shares Fund
Common stock in private companies	$223,228,378	$—	$—	$69,200,147	**	$—		$—	$23,263,180	$315,691,705	$23,263,182
Preferred stock in private companies	221,556,975	—	(3,200,767)	136,005,534		(10,206,045	)**	138,345	21,755,467	366,049,509	21,755,468
Special purpose vehicles	10,175,792	—	—	5,075,000		(15,250,792	)**	—	—	—	—
Simple agreement for future equity in private companies	—	—	—	1,000,000		—		—	—	1,000,000	—
Convertible notes in private companies	45,253,169	—	—	6,250,000		—		—	—	51,503,169	24,795
Warrants in private companies	13,705,489	—	—	—		—		—	7,312,025	21,017,514	2,175,660
	$513,919,803	$—	$(3,200,767)	$217,530,681		$(25,456,837)		$138,345	$52,330,672	$755,261,897	$47,219,105

**	Amounts include $15,250,792 in special purpose vehicles converted into $6,135,792 of common stock in private companies and $9,115,000 of preferred stock in private companies.

THE PRIVATE SHARES FUND

Notes to the Financial Statements (Continued)

June 30, 2022 (Unaudited)

3. Fair value measurements — (continued)

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of June, 30,2022:

Type of Level 3 Investment	Fair Value as of June 30, 2022	Valuation Technique*	Unobservable Inputs	Range (Avg)
Common stock in private companies	$315,691,705	Precedent Transactions	Precedent Transactions	N/A

		Revenue Model	Revenue Multiples	1.01 - 11.82 (4.77)
			Stage Discount Rates	10% - 80% (22.64%)
			Execution Discount Rates	25% - 90% (43.21%)
			Discounts For Lack of Marketability	15.00% (15.00%)
Preferred stock in private companies	366,049,509	Precedent Transactions	Precedent Transactions	N/A

		Revenue Model	Revenue Multiples	0.87 - 10.69 (3.66)
			Stage Discount Rates	10% - 80% (26.99%)
			Execution Discount Rates	25% - 70% (43.29%)
			Discounts For Lack of Marketability	15.00% (15.00%)
Simple agreement for future equity in private companies	1,000,000	Market Approach	Precedent Transactions	N/A
Convertible notes in private companies	51,503,169	Market Approach	Precedent Transactions	N/A
Warrants in private companies	21,017,514	Option Pricing Model	Industry Volatility	75.38% - 121.09% (85.10%)
			Estimated Time to Exit	5.05 - 9.74 (7.69) Years

*	Market approach

To the extent the revenue multiples increase, there is a corresponding increase in fair value; while as discount rates increase, there is a decrease in fair value.

4. Expense limitation agreement

The Investment Adviser has contractually agreed to waive management fees and/or reimburse the Fund for expenses the Fund incurs, but only to the extent necessary to maintain the Fund’s total annual operating expenses after fee waivers and/or reimbursement (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation or reorganization costs, but inclusive of organizational costs and offering costs) to an annual rate of 2.50%, 2.25%, and 2.75% of the average daily net assets of the Fund (the “Expense Limitation”) attributable to Class A, Class I and Class L Shares, respectively, until May 2, 2023.

Under the terms of the Expense Limitation Agreement, the Investment Adviser retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed, to the extent that such reimbursement will not cause Class A, Class I or Class L Shares’ annualized expenses to exceed the applicable Expense Limitation. The Fund is not obligated to reimburse the Investment Adviser for fees previously waived or expenses previously assumed by the Investment Adviser more than three years after the date of such waiver or expense reimbursement. For the year ended December 31, 2019 and period between January 1, 2020

THE PRIVATE SHARES FUND

Notes to the Financial Statements (Continued)

June 30, 2022 (Unaudited)

4. Expense limitation agreement — (continued)

and December 9, 2020, the Fund’s previous investment adviser waived and/or reimbursed $1,467,342 and $1,048,038 of investment advisory fees and Fund expenses. These amounts are not subject to possible recoupment by the Investment Adviser. For the periods between December 9, 2020 and December 31, 2020, January 1, 2021 and December 31, 2021, and January 1, 2022 and June 30, 2022, the Investment Adviser waived investment advisory fees and/or reimbursed expenses in the amount of $16,222, $1,073,207, and $178, respectively. For the six months ended June 30, 2022, Class A and Class L had net recoupment of $123,757 and $3,230, respectively, and Class I had a net waiver/reimbursement of $127,164. The remaining unrecouped amounts are subject to possible recoupment by the Investment Adviser through December 31, 2023, December 31, 2024, and December 31, 2025 respectively.

During the period ended June 30, 2022, there were legal expenses incurred by the Fund that were distinguishable in their characterization as being unusual in nature as well as not expected to be recurring in future periods. The amount caused the ratio of net expenses to average net assets of the Class A, Class I and Class L shares to exceed the contractual expense limitation. These certain expenses are not expected to be incurred in future periods. Please refer to the Financial Highlights for the Class A, Class I and Class L shares for the effect on the respective expense ratios.

5. Investment advisory agreement

The Fund has entered into an Investment Advisory Agreement with the Investment Adviser, pursuant to which the Investment Adviser provides general investment advisory services for the Fund. For providing these services, the Investment Adviser receives a fee from the Fund, accrued daily and paid monthly in arrears, at an annual rate equal to 1.90% of the Fund’s average daily net assets. For the six months ended June 30, 2022, the Fund accrued $8,388,775 in investment advisory fees.

Certain officers of the Fund are also employees of the Investment Adviser. None of the Fund officers who are affiliated with the Investment Adviser receives any compensation from the Fund.

6. Capital share transactions

The Fund is offering an unlimited number of Shares on a continuous basis at net asset value (“NAV”) per Share of the relevant class next calculated after receipt of the purchase in good order, plus any applicable sales load. Sales loads will reduce the amount of an investor’s investment in the Fund.

As of June 30, 2022, ownership from affiliated parties represents 0.02% of the Fund.

The Fund’s shares are not redeemable each business day, are not listed for trading on an exchange, and no secondary market currently exists for Fund shares. As an interval fund and as described in the Fund’s prospectus, the Fund will make quarterly repurchase offers of 5% of the total number of shares outstanding at its NAV, unless postponed in accordance with regulatory requirements, and each repurchase pricing shall occur no later than the 14th day after the repurchase request deadline, or the next business day if the 14th day is not a business day. Rule 23c-3 of the 1940 Act permits repurchases between 5% and 25% of the Fund’s outstanding shares at NAV.

In every full quarter since the commencement of operations, the Fund has offered shareholders the opportunity to participate in this program. During the six months ended June 30, 2022, the Fund had Repurchase Offers as follows:

Repurchase Offer Notice	Repurchase Request Deadline	Repurchase Pricing Date	Repurchase Offer Amount	% of Shares Repurchased	Number of Shares Repurchased
February 23, 2022	March 25, 2022	March 25, 2022	5%	4.51%	933,332
May 26, 2022	June 24, 2022	June 24, 2022	5%	7.00%	1,651,963

THE PRIVATE SHARES FUND

Notes to the Financial Statements (Continued)

June 30, 2022 (Unaudited)

7. Purchases and sales of securities

Purchases and sales of investments for the six months ended June 30, 2022, were $202,279,885 and $20,016,083, respectively.

8. Federal tax information

At June 30, 2022, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$804,441,217
Gross unrealized appreciation	$184,683,813
Gross unrealized depreciation	(25,806,912)
Net unrealized appreciation on investments	$158,876,901

As of December 31, 2021, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed long-term capital gains	11,529,341
Tax accumulated earnings	11,529,341
Accumulated capital and other losses	—
Net unrealized gain	126,254,830
Payable for withholding attributed to profit sharing agreement	(9,932)
Total accumulated earnings	$137,774,239

9. Commitments and contingencies

In the normal course of business, the Fund will enter into contracts that contain a variety of representations, provide general indemnifications, set forth termination provisions and compel the contracting parties to arbitration in the event of dispute. From time to time, the Fund may be a party to arbitration, or legal proceedings, in the ordinary course of business, including proceedings relating to the enforcement of provisions of such contracts. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that would be subject to arbitration, generally.

In the normal course of business, the Fund may enter into agreements to purchase and sell investments. Such agreements are subject to certain rights of the issuer’s and ultimately, issuer approval. At June 30, 2022, the Fund had entered into agreements to purchase equity securities totaling $3,845,624 and no agreements had been entered into to sell existing securities. If approved by the issuer, the Fund would record such purchase amounts as increases in costs of investment and such sale amounts as decreases in costs of investments, including recording the respective gains/loss on sale of investments.

At June 30, 2022, the Fund reasonably believes its assets will provide adequate cover to satisfy all its unfunded commitments. The Fund’s policies and procedures prohibit it from entering into an unfunded commitment unless it has reserved enough cash and/or short-term investments to meet the funding requirements thereof.

10. Offering price per share

A maximum front-end sales load of 5.75% for Class A shares and 4.25% for Class L is imposed on purchases. Class I shares are not subject to sales charge. For the six months ended June 30, 2022, the Fund was advised that various broker dealers received $255,206 of sales charges from sales of the Fund’s shares.

THE PRIVATE SHARES FUND

Notes to the Financial Statements (Continued)

June 30, 2022 (Unaudited)

11. Recent Market and Economic Developments

In early 2020, a novel coronavirus (SARS-CoV-2) and related respiratory disease (COVID-19) spread rapidly across the world, including to the United States. The coronavirus outbreak has resulted in, among other consequences, the closing of borders, the imposition of travel restrictions, enhanced health screenings, the need for accelerated acute healthcare service preparation and delivery, disruptions and delays in healthcare services, quarantines and “shelter at home” orders, restrictions on gatherings of people, event and service cancellations, business closures, disruptions to supply chains and customer activity, lower consumer demand, as well as general heightened uncertainty. This outbreak has led and is likely to continue to lead to disruptions in the worldwide economy, particularly with respect to economies of nations where the novel coronavirus has arisen and also the global markets. This outbreak and any future outbreaks could have a further adverse impact on the global economy in general. The ongoing effects of COVID-19 are unpredictable and could result in significant and prolonged effects on the Fund and the issuers in which it invests.

Russia’s invasion of Ukraine in February, 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Fund invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Fund’s investments.

12. Subsequent events

In preparing these financial statements, management has evaluated subsequent events through the date of issuance of the financial statements included herein and has determined that there are no subsequent events that require disclosure or adjustment to the financial statements.

THE PRIVATE SHARES FUND

Additional Information

June 30, 2022 (Unaudited)

Proxy voting — A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30 are available without charge upon request by (1) calling the Fund at 1-855-551-5510 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

Portfolio holdings — The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on form N-PORT-P. The Fund’s Form N-PORT-P is available on the SEC’s website at http://sec.gov. You may also obtain copies by calling the Fund at 1-855-551-5510.

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Board of Trustees

Robert J. Boulware

Mark Radcliffe

Investment Adviser

Liberty Street Advisors, Inc.

88 Pine Street, 31st Floor, Suite 3101

New York, NY 10005

Dividend Paying Agent, Transfer Agent

UMB Fund Services

235 West Galena Street

Milwaukee, WI 53212

Custodian

UMB Bank National Association

1010 Grand Boulevard

Kansas City, MO 64106

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Independent Auditors

KPMG LLP

550 South Hope Street, Suite 1500

Los Angeles, CA 90071

This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The Fund’s prospectus contains more complete information about the objectives, policies, expenses and risks of the Funds. The Fund is not a bank deposit, not FDIC insured and may lose value. Please read the prospectus carefully before investing or sending money.

This report contains certain forward looking statements which are subject to known and unknown risks and uncertainties that could cause actual results to differ materially from those expressed or implied by such statements. Forward looking statements generally include words such as ‘‘believes’’, ‘‘expects’’, ‘‘anticipates’’ and other words of similar import. Such risks and uncertainties include, among other things, the Risk Factors noted in the Fund’s filings with the Securities and Exchange Commission. The Fund undertakes no obligation to update any forward looking statement.

(b) There were no notices transmitted to stockholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended, that contained disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Class A: Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Jan. 1-31, 2022	0	0	0	0
Feb. 1-28, 2022	0	0	0	0
Mar. 1-31, 2022	167,082	$43.44	0	0
Apr. 1-30, 2022	0	0	0	0
May. 1-31, 2022	0	0	0	0
Jun. 1-30, 2022	366,457	$43.28	0	0
Jul. 1-31, 2022	0	0	0	0
Aug. 1-31, 2022	0	0	0	0
Sep. 1-30, 2022	0	0	0	0
Oct. 1-31, 2022	0	0	0	0
Nov. 1-30, 2022	0	0	0	0
Dec. 1-31, 2022	0	0	0	0
Total	533,539	$43.33	0	0

Class I: Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Jan. 1-31, 2022	0	0	0	0
Feb. 1-28, 2022	0	0	0	0
Mar. 1-31, 2022	762,816	$43.94	0	0
Apr. 1-30, 2022	0	0	0	0
May. 1-31, 2022	0	0	0	0
Jun. 1-30, 2022	1,285,148	$43.81	0	0
Jul. 1-31, 2022	0	0	0	0
Aug. 1-31, 2022	0	0	0	0
Sep. 1-30, 2022	0	0	0	0
Oct. 1-31, 2022	0	0	0	0
Nov. 1-30, 2022	0	0	0	0
Dec. 1-31, 2022	0	0	0	0
Total	2,047,964	$43.86	0	0

Class L: Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Jan. 1-31, 2022	0	0	0	0
Feb. 1-28, 2022	0	0	0	0
Mar. 1-31, 2022	3,434	$42.96	0	0
Apr. 1-30, 2022	0	0	0	0
May. 1-31, 2022	0	0	0	0
Jun. 1-30, 2022	358	$42.78	0	0
Jul. 1-31, 2022	0	0	0	0
Aug. 1-31, 2022	0	0	0	0
Sep. 1-30, 2022	0	0	0	0
Oct. 1-31, 2022	0	0	0	0
Nov. 1-30, 2022	0	0	0	0
Dec. 1-31, 2022	0	0	0	0
Total	3,793	$42.94	0	0

On February 23, 2022 and May 26, 2022, the Registrant offered to repurchase 933,332 and 1,651,963 shares, respectively, pursuant to its periodic repurchase plan.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The Fund has not engaged in Security Lending Activities.

Item 13. Exhibits.

(a) (1)	Not applicable to semi-annual reports.

(a) (2)	Certifications required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a) (3)	Not applicable.

(a) (4)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Private Shares Fund

/s/ Kevin Moss
By: Kevin Moss
President
September 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Kevin Moss
By: Kevin Moss
President
(Principal Executive Officer)
September 6, 2022

/s/ Jack Sweeney
By: Jack Sweeney
Principal Financial Officer
September 6, 2022